Quarterly Data (Schedule Of Unaudited Quarterly Data) (Details) (USD $)	3 Months Ended										12 Months Ended
	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 30, 2010		Feb. 28, 2010		Nov. 29, 2009	Aug. 30, 2009	May 29, 2011	May 30, 2010	May 31, 2009
Sales	$ 1,990,400,000	$ 1,976,800,000	$ 1,726,200,000	$ 1,806,700,000	$ 1,863,800,000	[1]	$ 1,874,000,000	[1]	$ 1,641,300,000	$ 1,734,000,000	$ 7,500,200,000	$ 7,113,100,000	$ 7,217,500,000
Earnings before income taxes	186,200,000	199,100,000	103,200,000	159,100,000	157,200,000	[1]	175,400,000	[1]	80,700,000	130,300,000	647,600,000	543,600,000	512,500,000
Earnings from continuing operations	138,000,000	151,700,000	75,800,000	113,300,000	116,000,000	[1]	134,800,000	[1]	61,200,000	95,000,000	478,700,000	407,000,000	371,800,000
(Losses) earnings from discontinued operations, net of tax	(600,000)	(500,000)	(1,300,000)	(200,000)	(400,000)	[1]	(500,000)	[1]	(900,000)	(700,000)	(2,400,000)	(2,500,000)	400,000
Net earnings	137,400,000	151,200,000	74,500,000	113,100,000	115,600,000	[1]	134,300,000	[1]	60,300,000	94,300,000	476,300,000	404,500,000	372,200,000
Earnings from continuing operations, Basic	$ 1.02	$ 1.11	$ 0.55	$ 0.82	$ 0.83	[1]	$ 0.97	[1]	$ 0.44	$ 0.68	$ 3.50	$ 2.92	$ 2.71
(Losses) earnings from discontinued operations, Basic			$ (0.01)		$ (0.01)	[1]	$ (0.01)	[1]	$ (0.01)		$ (0.02)	$ (0.02)
Net earnings	$ 1.02	$ 1.11	$ 0.54	$ 0.82	$ 0.82	[1]	$ 0.96	[1]	$ 0.43	$ 0.68	$ 3.48	$ 2.90	$ 2.71
Earnings from continuing operations, Diluted	$ 1.00	$ 1.08	$ 0.54	$ 0.80	$ 0.81	[1]	$ 0.95	[1]	$ 0.43	$ 0.67	$ 3.41	$ 2.86	$ 2.65
(Losses) earnings from discontinued operations, Diluted	$ (0.01)		$ (0.01)		$ (0.01)	[1]	$ (0.01)	[1]			$ (0.02)	$ (0.02)
Net earnings	$ 0.99	$ 1.08	$ 0.53	$ 0.80	$ 0.80	[1]	$ 0.94	[1]	$ 0.43	$ 0.67	$ 3.39	$ 2.84	$ 2.65
Dividends paid per share	$ 0.32	$ 0.32	$ 0.32	$ 0.32	$ 0.25	[1]	$ 0.25	[1]	$ 0.25	$ 0.25	$ 1.28	$ 1.00
Revenue recognition gift cards breakage					12,700,000
Reduction in earnings from continuing operations and net earnings					7,800,000
Reduction in diluted net earnings per share					$ 0.05
High [Member]
Stock price	$ 52.12	$ 50.84	$ 49.99	$ 45.04	$ 49.01	[1]	$ 41.34	[1]	$ 37.31	$ 38.10	$ 52.12	$ 49.01
Low [Member]
Stock price	$ 45.51	$ 45.07	$ 41.03	$ 37.08	$ 39.79	[1]	$ 30.95	[1]	$ 29.94	$ 30.79	$ 37.08	$ 29.94

[1]	During the fourth quarter of fiscal 2010, we recognized a $12.7 million pre-tax reduction in sales associated with a correction to our third quarter estimate of gift card breakage, which reduced earnings from continuing operations and net earnings by $7.8 million, or approximately $0.05 reduction to diluted net earnings per share from continuing operations.